Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosures Of Other Liabilities [Abstract]
Summary of Other Liabilities

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Accrued expenses	2,062,869	2,173,256
Derivative financial liabilities (a), (b)	547,597	25,772
Provisions	110,930	110,930
Others	15,538	5,990

	2,736,934	2,315,948

Summary of Derivative Financial Liabilities
(a)	Foreign currency swaps

As of December 31,
	2020		2021
Carrying amount	RMB57,787	RMB478,157	RMB25,772
Notional amount	RMB6,739,476	USD163,270	USD1,126,845
Maturity date	19/05/2021- 01/09/2021	30/08/2021- 01/09/2021	01/09/2022
Pay side	RMB	USD	USD
Receive side	USD	RMB	RMB

(b)	Interest rate swap

As of December 31, 2020
Carrying amount	RMB11,653
Notional amount	USD1,290,000
Maturity date	18/05/2023
Pay type	Fixed
Receive type	1 month